CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2019
16. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2019 and 2018, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2019	2018
ASSETS
Non-current assets
Investment in subsidiaries	$5,179,975	$4,733,004

Total assets	$5,179,975	$4,733,004

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2019 and 2018	5,000	5,000
Additional paid-in capital	4,579,116	4,579,116
Retained earnings	908,267	383,125
Accumulated other comprehensive loss	(312,408)	(234,237)
Total shareholders’ equity	5,179,975	4,733,004

Total liabilities and shareholders’ equity	$5,179,975	$4,733,004

	For the Years Ended
	December 31 2019	December 31 2018	December 31 2017

EQUITY IN EARNINGS OF SUBSIDIARIES	$437,904	$842,661	$869,006

NET INCOME	$437,904	$842,661	$869,006

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(78,171)	(156,333)	244,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$359,733	$686,328	$1,113,240

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY STATEMENTS OF CASH FLOWS

For the Years Ended
	December 31 2019	December 31 2018	December 31 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$437,904	$842,661	$869,006
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(437,904)	(842,661)	(869,006)
Net cash used in operating activities	-	-	-

CHANGE IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	-	-	-